Pension and other post-retirement benefits (Details 6) (CHF) In Millions, unless otherwise specified	Dec. 31, 2012
Defined benefit pension plans
Estimated future benefit payments (CHF million)
2013	942
2014	933
2015	927
2016	909
2017	888
For five years thereafter	4,709
Other post-retirement defined benefit plans
Estimated future benefit payments (CHF million)
2013	8
2014	9
2015	9
2016	10
2017	11
For five years thereafter	57
Bank | Defined benefit pension plans - International
Estimated future benefit payments (CHF million)
2013	55
2014	64
2015	73
2016	75
2017	87
For five years thereafter	582
Bank | Other post-retirement defined benefit plans - International
Estimated future benefit payments (CHF million)
2013	8
2014	9
2015	9
2016	10
2017	11
For five years thereafter	57